Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,462,314)	$ (554,249)	$ (2,810,718)	$ (1,808,104)	$ (2,396,395)	$ (4,948,533)